Finance Costs, Net	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
Finance Costs, Net

7. FINANCE COSTS, NET

For the years ended December 31,	2024	2023
Interest Expense – Short-Term Borrowings and Long-Term Debt	307	362
Net Premium (Discount) on Redemption of Long-Term Debt (1)	—	(84)
Interest Expense – Lease Liabilities (Note 17)	162	161
Unwinding of Discount on Decommissioning Liabilities (Note 24)	225	220
Other	35	32
Capitalized Interest	(45)	(20)
Finance Costs	684	671
Interest Income	(170)	(133)
	514	538
(1)